ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued welfare benefits	$ 167,290	$ 680,994
Accrued payroll and bonus	4,126,279	2,233,130
Advance from customers	1,149,073	1,881,043
Accrued professional service fees	2,351,363	2,500,505
Accrued marketing expense	6,393,334	1,658,828
Other tax payables	2,148,117	3,245,845
Acquisition payable	2,880,600	5,880,600
Others	8,667	195,420
Total accrued expenses and other current liabilities	$ 19,224,723	$ 18,276,365